STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	4 Months Ended	6 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2021 USD ($) Vote $ / shares shares
ClassOfStockLineItems
Share Price | $ / shares	$ 9.20
Net tangible assets | $		$ 600,000,000
Class A Common Stock
ClassOfStockLineItems
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Common stock, shares issued	50,000,000	50,000,000
Common stock, shares outstanding	5,114,713	0
Shares subject to possible redemption	44,885,287	50,000,000
Issued and outstanding shares of public offering before transaction, percentage	20.00%
Class A Common Stock Subject to Redemption
ClassOfStockLineItems
Class A common stock subject to possible redemption, issued (in shares)	44,885,287	50,000,000
Shares subject to possible redemption	44,885,287	50,000,000
Share Price | $ / shares		$ 10
Class B Common Stock
ClassOfStockLineItems
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common stock, shares issued	12,500,000	12,500,000
Common stock, shares outstanding	12,500,000	12,500,000
Issued and outstanding shares of public offering before transaction, percentage		20.00%
Series A Common Stock [Member]
ClassOfStockLineItems
Net tangible assets | $		$ 5,000,001
Series A common stock subject to possible redemption | $		$ 500,143,016